2. Inventories	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
NOTE 2 - Inventories	Inventories consist of the following at December 31, 2013 and 2012:
	2013	2012
Raw materials	$334,031	$398,510
Work in progress	14,570	116,319
Finished goods	72,323	141,568
Total	$420,924	$656,397